Securities sold under repurchase agreements and interbank and institutional market funds (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Financial Assets and Liabilities	Securities sold under repurchase agreements

	12/31/2025	12/31/2024
	Amotized cost	Amotized cost
Assets pledged as collateral	191,655	168,872
Government securities	102,108	126,565
Corporate securities	56,586	41,275
Own issue	2	2
Foreign securities	32,959	1,030
Assets received as collateral	164,447	118,867
Right to sell or repledge the collateral	78,505	101,048
Total	434,607	388,787
Current	363,308	345,633
Non-current	71,299	43,154

Schedule of Interbank Market Debt	Interbank market funds

	12/31/2025	12/31/2024
	Amortized cost	Amortized cost
Financial bills	61,161	70,083
Real estate credit bills	71,121	52,112
Rural credit bills	64,644	49,744
Guaranteed real estate bills	64,438	64,491
Import and export financing	114,138	117,921
Onlending domestic	30,668	17,943
Total	406,170	372,294
Current	199,796	218,138
Non-current	206,374	154,156

Schedule of Institutional Market Debt	Institutional market funds

	12/31/2025	12/31/2024
	Amortized cost	Amortized cost
Subordinated debt	48,147	45,224
Debentures	4,122	-
Foreign loans through securities	76,348	75,912
Funding from structured operations certificates	25,577	19,411
Total	154,194	140,547
Current	11,423	17,033
Non-current	142,771	123,514

Schedule of Subordinated Debt, Including Perpetual Debts	Subordinated debt, including perpetual debts

Name of security / currency	Principal amount (original currency)	Issue	Maturity	Return p.a.	12/31/2025	12/31/2024
Subordinated financial bills - BRL
	2,146	2019	Perpetual	114% of SELIC	1,320	1,294
	935	2019	Perpetual	SELIC + 1.17% to 1.19%	1,064	1,033
	450	2020	2029	CDI + 1.85%	-	715
	106	2020	2030	IPCA + 4.64%	181	166
	1,556	2020	2030	CDI + 2%	-	2,486
	5,488	2021	2031	CDI + 2%	9,843	8,443
	1,005	2022	Perpetual	CDI + 2.4%	1,035	1,027
	1,161	2023	2034	102% of CDI	1,223	1,198
	108	2023	2034	CDI + 0.2%	115	112
	122	2023	2034	10.63%	127	126
	700	2023	Perpetual	CDI + 1.9%	715	712
	107	2023	2034	IPCA + 5.48%	119	114
	530	2024	2034	100% of CDI	550	541
	3,100	2024	2034	CDI + 0.65%	3,711	3,226
	1,000	2024	Perpetual	CDI + 0.9%	1,018	1,033
	2,830	2024	Perpetual	CDI + 1.1%	2,832	2,834
	470	2024	2039	102% of CDI	488	481
	4,984	2025	Perpetual	CDI + 1.25%	5,449	-
	3,000	2025	Perpetual	CDI + 1.15%	3,108	-
	4,415	2025	Perpetual	CDI + 1.35%	5,002	-
				Total	37,900	25,541

Subordinated euronotes - USD
	750	2018	Perpetual	7.86%	-	4,746
	700	2020	Perpetual	7.56%	-	4,404
	501	2021	2031	3.88%	2,755	3,080
				Total	2,755	12,230

Subordinated bonds - CLP
	180,351	2008	2033	3.50% to 4.92%	1,573	1,578
	97,962	2009	2035	4.75%	1,256	1,248
	1,060,250	2010	2032	4.35%	125	124
	1,060,250	2010	2035	3.90% to 3.96%	289	286
	1,060,250	2010	2036	4.48%	1,380	1,363
	1,060,250	2010	2038	3.93%	1,005	993
	1,060,250	2010	2040	4.15% to 4.29%	775	765
	1,060,250	2010	2042	4.45%	378	373

	57,168	2014	2034	3.80%	495	488
				Total	7,276	7,218

Subordinated bonds - COP
	146,000	2013	2028	IPC + 2%	216	208
				Total	216	208

Subordinated bonds - USD
	172	2025	2025	8.90%	-	22
	878	2024	2024	7.18%	-	5
				Total	-	27

Total					48,147	45,224